Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
17.	Income Taxes
A summary of the Company’s current and deferred tax provision is as follows:

	Year Ended December 31,
	2021	2020
Current income tax expense (benefit):
Federal	$—	$—
State	17	17

Total current income tax expense (benefit)	17	17
Deferred income tax expense (benefit):
Federal	1	(2,366)
State	2	(2,351)

Total deferred tax expense (benefit)	3	(4,717)

Total (benefit) from income taxes	$20	$(4,700)

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2021		2020
Federal statutory income tax rate	21.0%		21.0%
State income taxes, net of federal benefits	9.8%		3.0%
Research and development tax credits	1.5%		1.0%
Interest accretion expense	8.6%		5.5%
Change in valuation allowance	(46.1)%		(21.6)%
Mark to market warrant	2.8		(5.7)%
Other permanent items	2.4%		(1.0)%
Effective income tax rate	(0.0	) %	2.2%

Net deferred tax liabilities as of years ended December 31, 2021 and 2020 consisted of the following:

	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$88,327	$53,495
Research and development tax credit carryforwards	7,672	5,673
Stock-based compensation expense	11,748	1,304
Startup costs	697	729
Intangible assets	4,471	4,544
Deferred revenue	1,103	3,226
Unicap	6	6
Imputed interest on contingent payments	4,410	2,340
Legal fee capitalization and amortization	1,550	1,587
Other	1,535	1,158

Total deferred tax assets	121,519	74,062
Deferred tax liabilities:
In-process research and development	(29,232)	(27,930)

Total deferred tax liabilities	(29,232)	(27,930)

Valuation allowance	(92,297)	(46,139)

Net deferred tax liabilities	$(10)	$(7)

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
Balance at December 31, 2019	$786

Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—

Balance at December 31, 2020	$1,028

Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—

Balance at December 31, 2021	$1,270

As of December 31, 202
1
,

and 2020,
the Company had U.S. federal and state net operating loss carryforwards of $88,327 and $53,495, respectively, which may be available to offset future taxable income and begin to expire in 2040. As of December 31,
2021, and
2020, the Company also had U.S. federal and state research and development tax credit carryforwards of $7,672 and $5,673, respectively, which may be available to offset future tax liabilities and begin to expire in 2032.

Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to an annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income or tax liabilities. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50% over a three-year period. A corporation that experiences an ownership change is subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt rate
subject to additional adjustments, as required. The Company experienced an ownership change on August 15, 2017. The annual limitation from the ownership change is not expected to result in the expiration of net operating losses or research and development credits before utilization.
The realization of deferred tax assets is dependent upon the Company’s ability to generate taxable income in future years. Accounting Standards Codification
740-10,
 Income Taxes,
 requires a valuation allowance to be applied against deferred tax assets when it is considered “more likely than not” that some or all of the gross deferred tax asset will not be realized. The Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and recent financial performance.
At December 31, 2021, based upon the weight of available evidence, the Company concluded that it is not more likely than not that the benefits of the federal and state deferred tax assets will be realized. Accordingly, the Company has recorded valuation allowance against its federal and state gross deferred tax assets.
The impact of an uncertain income tax position is recognized at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.
As of December 31, 2021 and 2020, the Company had gross unrecognized tax benefits of
$1,270 and $1,028, respectively. The Company does not expect that there will be a significant change in the unrecognized tax benefits over the next 12 months. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2021 and 2020, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s consolidated statements of operations. The Company files income tax returns in the U.S. and numerous states, as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company is open to future tax examination under statute from 2016 to the present; however, carryforward attributes that were acquired may still be adjusted upon examination by federal, state or local tax authorities if they either have been or will be used in a future period.
The Company sold $1,356 and
$4,005
of its net operating losses and unused R&D tax credits through the New Jersey Economic Development Authority’s Technology Business Tax Certificate Transfer Program during 2021 and 2020, respectively. The income resulting from the sale of net operating losses and unused R&D tax credits is recorded as a component of other income (expense) on the consolidated statement of operations.